INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS, NET
Schedule of Intangible assets

		As of	As of
	Note	December 31, 2017	December 31, 2018

Customer relationships	8	379,322	532,322
Favorable leases	8	15,500	49,500
Licenses		6,000	6,000
		400,822	587,822
Less: accumulated amortization		(52,356)	(105,330)
Intangible assets, net		348,466	482,492

Schedule of Estimated future amortization expense

Fiscal year ending December 31,
2019	61,204
2020	53,054
2021	53,054
2022	53,054
2023	51,512
Thereafter	210,614
Total	482,492